CONSOLIDATED BALANCE SHEETS (Parenthetical) (GBP £)	Jun. 30, 2013	Dec. 31, 2012	Aug. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01
Common stock, shares authorized	49,800,000	49,800,000			49,800,000
Common stock, shares issued	14,177,809	13,369,809			12,098,597
Common stock, shares outstanding	14,177,809	13,369,809			12,098,597